INVESTMENT IN DIRECT FINANCE LEASE (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)	[1]	Dec. 31, 2015 Aircraft	Dec. 31, 2015 Lessee
INVESTMENT IN DIRECT FINANCE LEASE [Abstract]
Number of aircraft held						1	1
Weighted average remaining lease term	10 years
Finance lease income	$ 299	$ 0	[1]	$ 0
Implicit interest rate	10.00%
Net Investment in Direct Finance Lease [Abstract]
Total minimum lease payments receivable	$ 45,901	0
Estimated unguaranteed residual value of leased asset	15,000	0
Unearned finance income	(26,023)	0
Net Investment in Direct Finance Lease	34,878	0	[1]
Future Minimum Rental Payments Due Under Non-Cancellable Finance Lease [Abstract]
2016	4,920
2017	4,920
2018	4,920
2019	4,920
2020	4,810
Thereafter	21,411
Future minimum rental payments under finance lease	$ 45,901	$ 0

[1]	As restated